Loans Receivable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loan Components
Carrying amount of loans	$ 2,276,160	$ 2,291,122
Allowance for loan losses	(45,873)	(41,667)	(81,713)	(59,953)
Loans, net	2,230,287	2,249,455
Loans 90 Days Past Due and Accruing		154
Troubled debt restructuring, accruing
Commercial and industrial [Member]
Loan Components
Carrying amount of loans	556,966	551,396
CRE owner occupied [Member]
Loan Components
Carrying amount of loans	527,825	604,361
CRE non-owner occupied [Member]
Loan Components
Carrying amount of loans	584,857	626,795
Land and development [Member]
Loan Components
Carrying amount of loans	55,919	95,474
Home equity lines of credit [Member]
Loan Components
Carrying amount of loans	207,720	224,517
Home equity term loans [Member]
Loan Components
Carrying amount of loans	30,842	41,470
Residential real estate [Member]
Loan Components
Carrying amount of loans	273,413	100,438
Allowance for loan losses	(3,333)	(903)	(661)
Other [Member]
Loan Components
Carrying amount of loans	38,618	46,671
Commercial [Member] | Commercial and industrial [Member]
Loan Components
Carrying amount of loans	556,966	551,396
Loans 90 Days Past Due and Accruing
Commercial [Member] | CRE owner occupied [Member]
Loan Components
Carrying amount of loans	527,825	604,361
Loans 90 Days Past Due and Accruing
Commercial [Member] | CRE non-owner occupied [Member]
Loan Components
Carrying amount of loans	584,857	626,795
Loans 90 Days Past Due and Accruing
Commercial [Member] | Land and development [Member]
Loan Components
Carrying amount of loans	55,919	95,474
Loans 90 Days Past Due and Accruing
Consumer [Member] | Home equity lines of credit [Member]
Loan Components
Carrying amount of loans	207,720	224,517
Loans 90 Days Past Due and Accruing		138
Consumer [Member] | Home equity term loans [Member]
Loan Components
Carrying amount of loans	30,842	41,470
Loans 90 Days Past Due and Accruing
Consumer [Member] | Residential real estate [Member]
Loan Components
Carrying amount of loans	273,413	100,438
Loans 90 Days Past Due and Accruing
Consumer [Member] | Other [Member]
Loan Components
Carrying amount of loans	38,618	46,671
Loans 90 Days Past Due and Accruing		$ 16